Consolidated Statements of Income (USD $)	3 Months Ended
	Mar. 31, 2014		Mar. 31, 2013
Revenues
Operating revenue	$ 69,825,529		$ 42,312,898
Expenses
Address and brokerage commissions	1,484,569		1,119,922
Voyage expenses	9,886,357		7,723,446
Charter-in costs	2,100,000		1,374,718
Vessel operating expenses	17,261,215		9,590,390
Depreciation and amortization	11,048,746		7,146,376
General and administrative costs	2,724,834		1,398,261
Other corporate expenses	459,065		445,321
Total operating expenses	44,964,786		28,798,434
Operating income	24,860,743		13,514,464
Other income/(expense)
Interest expense	(7,849,295)		(5,796,876)
Interest income	92,018		33,528
Income before income taxes	17,103,466		7,751,116
Income taxes	(221,024)		(132,800)
Net income	$ 16,882,442		$ 7,618,316
Earnings per share:
Basic and diluted	$ 0.31	[1]	$ 0.18	[1]
Weighted average number of shares outstanding:
Basic and diluted	55,326,765	[1]	41,611,314	[1]

[1]	All share amounts (except par value per share amounts) have been retroactively restated for 2013 to reflect the Company's 3-for-1 stock split on October 29, 2013 as described in Note 5 - Common Stock to these consolidated financial statements.